OTHER EXPENSES (Tables)	12 Months Ended
Dec. 31, 2024
OTHER EXPENSES
Schedule of amounts recognized in other expenses line item of consolidated statements of income

	Year Ended December 31,
	2024	2023
Loss on disposal of property, plant and mine development (Note 9)	$37,669	$26,759
Interest income	(18,174)	(7,959)
Acquisition costs (Note 5)	—	21,503
Environmental remediation	14,719	2,712
Other	50,254	23,254
Total other expenses	$84,468	$66,269